CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 8,908	$ 1,296	¥ 12,963
Restricted cash	38,000	5,527	56,501
Accounts and bills receivable, net	22,627	3,291	20,123
Inventories	24,675	3,589	24,578
Advance to suppliers	5,694	828	3,898
Prepayments and other receivables	1,068	155	1,404
Deferred tax assets - current	1,195	174	1,288
Total current assets	102,167	14,860	120,755
Property, plant and equipment, net	331,168	48,166	371,058
Construction in progress	366	53	366
Lease prepayments, net	16,296	2,370	16,830
Advance to suppliers - long term, net	1,542	224	1,570
Deferred tax assets - non current	3,143	457	6,901
Total assets	454,682	66,130	517,480
Current liabilities
Short-term borrowings	64,950	9,447	50,000
Due to related parties	114,692	16,681	151,074
Accounts payables	20,750	3,018	17,470
Notes payable	48,000	6,981	67,900
Advance from customers	1,859	270	1,976
Accrued expenses and other payables	5,072	738	5,268
Total current liabilities	255,323	37,135	293,688
Deferred tax liabilities	2,528	368	2,763
Total liabilities	257,851	37,503	296,451
Shareholders' equity
Registered capital (of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	13,323	1,938	13,323
Additional paid-in capital	311,907	45,365	311,907
Statutory reserve	37,441	5,446	37,441
Retained earnings	(166,680)	(24,243)	(144,508)
Cumulative translation adjustment	840	121	2,866
Total shareholders' equity	196,831	28,627	221,029
Total equity	196,831	28,627	221,029
Total liabilities and equity	¥ 454,682	$ 66,130	¥ 517,480